Note 17 - Other supplemental information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Supplement Information [Table Text Block]
	2012	2011	2010

Franchisor operations
Revenues	$75,025	$74,429	$69,382
Operating earnings	16,801	16,110	10,334
Initial franchise fee revenues	5,950	5,857	4,677

Cash payments made during the period
Income taxes	$25,673	$43,897	$43,809
Interest	18,860	16,240	18,301

Non-cash financing activities
Increases in capital lease obligations	$2,948	$1,540	$1,240

Other expenses
Rent expense	$68,580	$65,992	$57,600